Summary Of Significant Accounting Policies (Schedule Of Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 41.8	$ 41.8	$ 14.5
Accumulated Amortization	(4.4)	(3.5)	(0.4)
Net Carrying Value	37.4	38.3	14.1
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	23.3	23.3	14.0
Accumulated Amortization	(1.8)	(1.6)	(0.2)
Net Carrying Value	21.5	21.7	13.8
Customer And Distributor Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	16.5	16.5
Accumulated Amortization	(1.9)	(1.3)
Net Carrying Value	14.6	15.2
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1.5	1.5
Accumulated Amortization	(0.5)	(0.4)
Net Carrying Value	1.0	1.1
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	0.5	0.5	0.5
Accumulated Amortization	(0.2)	(0.2)	(0.2)
Net Carrying Value	$ 0.3	$ 0.3	$ 0.3